Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk for Trade Receivables by Geographic Region) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	$ 1,418	$ 883
Asia [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	440	258
Europe [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	362	330
South America [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	306	68
North America [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	193	144
Israel [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	95	67
Others [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk of loans or receivables	$ 22	$ 16